Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Parenthetical) (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Hedge ineffectiveness	S/ 0	S/ 0
Losses recognised for valuation of derivative financial instruments held fro trading	15,181	(308,256)	S/ 63,097
Senior Notes Due 2020 [Member]
Disclosure of financial assets [line items]
Losses recognised for valuation of derivative financial instruments held fro trading	S/ 68,315,000	S/ 4,523,000	S/ 60,275,000